Other provisions - Summary of Other Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 1,184
Exchange adjustments	(48)
Charge for the year	739
Reversed unused	(235)
Unwinding of discount	10
Utilised	(521)
Transfer to assets held for sale/distribution	0
Additions through business combinations	0
Reclassifications and other movements	113
Transfer to Pension obligations	(3)
Other provisions, ending balance	1,239
To be settled within one year	744	£ 652
To be settled after one year	495	532
Other provisions	1,239	1,184
Legal and other disputes
Disclosure of other provisions [line items]
Other provisions, beginning balance	218
Exchange adjustments	(21)
Charge for the year	266
Reversed unused	(4)
Unwinding of discount	10
Utilised	(202)
Transfer to assets held for sale/distribution	0
Additions through business combinations	0
Reclassifications and other movements	0
Transfer to Pension obligations	0
Other provisions, ending balance	267
To be settled within one year	248
To be settled after one year	19
Other provisions	267	218
Major restructuring programmes
Disclosure of other provisions [line items]
Other provisions, beginning balance	351
Exchange adjustments	(13)
Charge for the year	172
Reversed unused	(55)
Unwinding of discount	0
Utilised	(169)
Transfer to assets held for sale/distribution	0
Additions through business combinations	0
Reclassifications and other movements	(1)
Transfer to Pension obligations	(3)
Other provisions, ending balance	282
To be settled within one year	215
To be settled after one year	67
Other provisions	282	351
Employee related provisions
Disclosure of other provisions [line items]
Other provisions, beginning balance	309
Exchange adjustments	(9)
Charge for the year	177
Reversed unused	(33)
Unwinding of discount	0
Utilised	(62)
Transfer to assets held for sale/distribution	0
Additions through business combinations	0
Reclassifications and other movements	1
Transfer to Pension obligations	0
Other provisions, ending balance	383
To be settled within one year	172
To be settled after one year	211
Other provisions	383	309
Other provisions
Disclosure of other provisions [line items]
Other provisions, beginning balance	306
Exchange adjustments	(5)
Charge for the year	124
Reversed unused	(143)
Unwinding of discount	0
Utilised	(88)
Transfer to assets held for sale/distribution	0
Additions through business combinations	0
Reclassifications and other movements	113
Transfer to Pension obligations	0
Other provisions, ending balance	307
To be settled within one year	109
To be settled after one year	198
Other provisions	£ 307	£ 306